Investments in Unconsolidated Entities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loan To SPG-FCM
Interest income from SPG-FCM and Mills loans, net of inter-entity eliminations	$ 2.0	$ 9.8	$ 9.9